Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ .0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	12,750,307	5,833,333
Common stock, shares outstanding	12,750,307	5,833,333
Preferred stock, par value	$ 0.0001	$ .0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding